DEFERRED CHARGES	12 Months Ended
Jul. 31, 2024
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED CHARGES

9. DEFERRED CHARGES:

Deferred charges for the fiscal years ended July 31, 2024 and 2023 consist of the following:

	July 31, 2024		July 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Leasing brokerage commissions	$6,350,308	$2,794,954	$5,471,610	$2,253,786
Professional fees for leasing	81,826	56,595	127,810	94,934
Total	$6,432,134	$2,851,549	$5,599,420	$2,348,720

The aggregate amortization expense for the periods ended July 31, 2024 and July 31, 2023 were $502,829, and $452,781, respectively.

The weighted average life of current year additions to deferred charges was approximately nine years.

The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Year Ended July 31	Amortization
2025	$467,022
2026	$426,170
2027	$366,528
2028	$358,132
2029	$322,907